Other Current Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Other Current Liabilities
Employee payables	$ 476,859	$ 565,280
Other tax payables	439,398	52,289
Borrowing from third party	2,170,602	3,586,312
Total	$ 3,086,859	$ 4,203,881